Reportable Segments and Geographic Information (Tables)	12 Months Ended
Sep. 30, 2014
Reportable Segments and Geographic Information
Summarized financial information concerning the Company's reportable segments

Reportable Segments:	Design and Consulting Services	Construction Services	Management Services	Corporate	Total
Fiscal Year Ended September 30, 2014:
Revenue	$5,443.1	$2,004.3	$909.4	$—	$8,356.8
Cost of revenue	5,112.8	1,975.0	865.8	—	7,953.6
Gross profit	330.3	29.3	43.6	—	403.2
Equity in earnings of joint ventures	35.5	6.0	16.4	—	57.9
General and administrative expenses	—	—	—	(80.9)	(80.9)
Acquisition and integration expenses	—	—	—	(27.3)	(27.3)
Operating income (loss)	365.8	35.3	60.0	(108.2)	352.9
Segment assets	4,064.5	1,256.4	437.5	365.0	6,123.4
Gross profit as a % of revenue	6.1%	1.5%	4.8%		4.8%

Fiscal Year Ended September 30, 2013:
Revenue	$5,556.1	$1,552.1	$1,045.3	—	$8,153.5
Cost of revenue	5,174.4	1,527.9	1,001.2		7,703.5
Gross profit	381.7	24.2	44.1	—	450.0
Equity in earnings of joint ventures	8.3	4.0	12.0	—	24.3
General and administrative expenses	—	—	—	(97.3)	(97.3)
Operating income (loss)	390.0	28.2	56.1	(97.3)	377.0
Segment assets	1,945.9	1,183.4	2,296.2	240.1	5,665.6
Gross profit as a % of revenue	6.9%	1.6%	4.2%		5.5%

Fiscal Year Ended September 30, 2012:
Revenue	$5,773.6	$1,391.6	$1,053.0	—	$8,218.2
Cost of revenue	5,374.8	1,370.2	1,051.3		7,796.3
Gross profit	398.8	21.4	1.7	—	421.9
Equity in earnings of joint ventures	10.9	5.8	31.9	—	48.6
General and administrative expenses	—	—	—	(80.9)	(80.9)
Goodwill impairment	(155.0)	—	(181.0)	—	(336.0)
Operating income (loss)	254.7	27.2	(147.4)	(80.9)	53.6
Gross profit as a % of revenue	6.9%	1.5%	0.2%		5.1%

Schedule of geographic information

	Fiscal Year Ended
	September 30, 2014		September 30, 2013		September 30, 2012
	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets
	(in millions)
United States	$4,933.7	1,603.7	$4,829.6	1,477.3	$4,756.0	1,496.8
Asia Pacific	1,338.2	340.5	1,507.2	361.0	1,715.1	374.9
Canada	561.1	146.7	712.0	168.4	708.8	189.2
Europe	788.2	270.8	599.4	267.2	608.2	243.6
Other foreign countries	735.6	209.5	505.3	116.6	430.1	85.8

Total	$8,356.8	2,571.2	$8,153.5	2,390.5	$8,218.2	2,390.3